Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	MARKET VECTORS ETF TRUST
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Feb. 22, 2016
Document Effective Date	Feb. 22, 2016
Prospectus Date	Feb. 22, 2016